Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Pursuant to the terms of the City Holding Company 2003 Incentive Plan and the City Holding Company 2013 Incentive Plan (the "2003 Plan" and "2013 Plan", respectively), the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights (“SARs”), or stock awards to employees, directors and individuals who provide service to the Company (collectively, "Plan Participants").  The 2003 Plan expired in April of 2013 and the 2013 Plan was approved by the shareholders in April 2013. A maximum of 750,000 shares of the Company’s common stock may be issued under the 2013 plan upon the exercise of stock options, SARs and stock awards, subject to certain limitations.  These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split or other similar event.  Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant) and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee.  The exercise price of the option grants equals the market price of the Company’s stock on the date of grant.  All incentive stock options and SARs will be exercisable up to 10 years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement.  As of December 31, 2016, 607,835 shares were still available to be issued under the 2013 Plan.

Each award from the 2003 Plan and 2013 Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines. The option price for each grant is equal to the fair market value of a share of the Company’s common stock on the date of the grant. Options granted expire at such time as the Compensation Committee, or its delegate, determines at the date of the grant and in no event does the exercise period exceed a maximum of ten years. Upon a change-in-control of the Company, as defined in the 2003 Plan and 2013 Plan, all outstanding options and awards shall immediately vest.
Certain stock options and restricted stock awards have performance-based vesting requirements. These shares will vest in three separate annual installments of approximately 33.33% per installment on the third, fourth and fifth anniversaries of the grant date, subject further to performance-based vesting requirements. The performance-based vesting requirements are as follows:

*
First Installment – the mean return on average assets of the Company (excluding merger and acquisition expenses and other nonrecurring items as determined by the Board of Directors of the Company) of the three years immediately prior to the vesting date is equal to or exceeds the median return on average assets over the 20 year period immediately preceding the vesting date of all FDIC insured depository institutions.

*
Second Installment – the mean return on average assets of the Company (excluding merger and acquisition expenses and other nonrecurring items as determined by the Board of Directors of the Company) of the four years immediately prior to the vesting date is equal to or exceeds the median return on average assets over the 20 year period immediately preceding the vesting date of all FDIC insured depository institutions.

*
Third Installment – the mean return on average assets of the Company (excluding merger and acquisition expenses and other nonrecurring items as determined by the Board of Directors of the Company) of the five years immediately prior to the vesting date is equal to or exceeds the median return on average assets over the 20 year period immediately preceding the vesting date of all FDIC insured depository institutions.

Stock Options

A summary of the Company’s stock option activity and related information is presented below:

	2016		2015		2014
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at January 1	95,015	$38.38	167,554	$36.74	173,601	$35.26
Granted	24,348	43.73	12,961	46.41	13,953	44.43
Exercised	(32,750)	35.28	(81,500)	36.63	(20,000)	29.19
Forfeited	—	—	(4,000)	31.66	—	—
Outstanding at December 31	86,613	$41.08	95,015	$38.38	167,554	$36.74

Exercisable at end of year	3,000	$29.45	19,750	$34.54	89,750	$36.73

Nonvested at beginning of year	75,265	39.38	77,804	36.76	96,769	33.10
Granted during the year	24,348	43.73	12,961	46.41	13,953	44.43
Vested during the year	(16,000)	35.09	(15,500)	32.09	(32,918)	29.25
Forfeited during the year	—	—	—	—	—	—
Nonvested at end of year	83,613	$41.47	75,265	$39.38	77,804	$36.76

Information regarding stock option exercises and stock-based compensation expense associated with stock options is provided in the following table (in millions):

	For the year ended December 31,
	2016	2015	2014
Proceeds from stock option exercises	$1.2	$3.0	$0.6
Intrinsic value of stock options exercised	0.6	0.9	0.3

Stock-based compensation expense associated with stock options	$0.2	$0.2	$0.2
Income tax benefit recognized related to stock-based compensation	0.1	0.1	0.1

At period-end:	2016
Unrecognized stock-based compensation expense	$0.4
Weighted average period in which the above amount is expected to be recognized	2.4	years

Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares would be issued from available authorized shares. During 2016, 2015 and 2014, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock. For the stock options that have performance-based criteria, management has evaluated those criteria and has determined that, as of December 31, 2016, the criteria were probable of being met.

Additional information regarding the Company's stock options outstanding and exercisable at December 31, 2016, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$ 25.00 - 29.99	1,250	$28.15	2.2	$49	1,250	$28.15	2.2	$49
30.00 - 34.99	1,750	30.38	1.9	65	1,750	30.38	1.9	65
35.00 - 39.99	32,351	36.51	5.7	1,006	—	—	—	—
40.00 - 44.99	38,301	43.99	8.5	904	—	—	—	—
45.00 - 50.00	12,961	46.61	8.2	272	—	—	—	—
	86,613			$2,296	3,000			$114

The fair value of the options is estimated at the date of grant using a Black-Scholes option-pricing model.   The following weighted average assumptions were used to estimate the fair value of options granted by the Company:

	2016	2015	2014

Risk-free interest rate	1.43%	1.95%	2.42%
Expected dividend yield	3.86%	3.50%	3.60%
Volatility factor	30.76%	45.40%	48.75%
Expected life of option	7.0 years	7.0 years	8.0 years

Restricted Shares

The Company measures compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is  charged to expense over the respective vesting periods.

Restricted shares are generally forfeited if officers and employees terminate prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  For the restricted shares that have performance-based criteria, management has evaluated those criteria and has determined that, as of December 31, 2016, the criteria were probable of being met.

A summary of the Company’s restricted shares activity and related information is presented below:

	2016		2015		2014
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	172,921		163,431		142,469
Granted	30,601	$46.39	26,840	$46.45	27,162	$39.72
Forfeited/Vested	(22,900)		(17,350)		(6,200)
Outstanding at December 31	180,622		172,921		163,431

Information regarding stock-based compensation associated with restricted shares is provided in the following table (in millions):

	For the year ended December 31,
	2016	2015	2014
Stock-based compensation expense associated with restricted shares	$1.4	$1.2	$1.0

At period-end:	2016
Unrecognized stock-based compensation expense	$2.9
Weighted average period in which the above amount is expected to be recognized	3.1

 401(k) Plan

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust (“the 401(k) Plan”), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). The Company’s total expense associated with the retirement benefit plan approximated $0.8 million in 2016, $0.7 million in 2015, and $0.8 million in 2014.  The total number of shares of the Company’s common stock held by the 401(k) Plan as of December 31, 2016 and 2015 is 238,647 and 291,736, respectively.

Defined Benefit Plans
The Company maintains two defined benefit pension plans (“the Defined Benefit Plans”), which were inherited from the Company's acquisition of the plan sponsors (Horizon Bancorp, Inc. and Community Financial Corporation). The Horizon Defined Benefit Plan was frozen in 1999 and maintains a December 31st year-end for purposes of computing its benefit obligations. The Community Defined Benefit Plan was frozen in 2012 and maintains a December 31st year-end for purposes of computing its benefit obligations.
Primarily as a result of the interest rate environment over the past several years and a revised mortality table issued in 2014, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2016 and December 31, 2015. The following table summarizes activity within the Company's Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2016	2015

Change in fair value of plan assets:
Fair value at beginning of measurement period	$17,435	$14,667
Actual gain (loss) on plan assets	669	(231)
Contributions	—	4,399
Benefits paid	(987)	(1,400)
Fair value at end of measurement period	17,117	17,435

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(19,700)	(21,390)
Interest cost	(820)	(813)
Actuarial (loss) gain	(263)	334
Assumption changes	54	769
Benefits paid	987	1,400
Benefit obligation at end of measurement period	(19,742)	(19,700)

Funded status	$(2,625)	$(2,265)

Weighted-average assumptions for benefit obligation:
Discount rate	4.01%	4.26%
Expected long-term rate of return	5.83%	5.75%

Weighted-average assumptions for net periodic pension cost:
Discount rate	4.26%	3.93%
Expected long-term rate of return	5.75%	6.92%

During the year ended December 31, 2015, the Company made contributions totaling $4.4 million to the Horizon Defined Benefit Plan. Based on the funding status of the Horizon Defined Benefit Plan, no contributions were required during the year ended December 31, 2016 and no contributions are anticipated being required for the year ending December 31, 2017. Based on the funding status of the Community Defined Benefit plan, no contributions were required during the year ended December 31, 2016 and no contributions are anticipated being required for the year ending December 31, 2017.

The following table presents the components of the net periodic pension cost of the Company's Defined Benefit Plans (in thousands):

	2016	2015	2014

Components of net periodic benefit:
Interest cost	$820	$813	$836
Expected return on plan assets	(1,154)	(937)	(1,032)
Net amortization and deferral	849	960	696
Net Periodic Pension Cost	$515	$836	$500

Amounts related to the Company's Defined Benefit Pension Plans recognized as a component of other comprehensive income were as follows (in thousands):

	2016	2015	2014
Net actuarial gain (loss)	$157	$935	$(3,915)
Deferred tax (expense) benefit	(58)	(345)	1,445
Other comprehensive income (loss), net of tax	$99	$590	$(2,470)

Amounts recognized as a component of accumulated other comprehensive loss as of December 31, 2016 and 2015 were as follows (in thousands):

	2016	2015
Net actuarial loss	$7,399	$7,551
Deferred tax benefit	(2,739)	(2,792)
Amounts included in accumulated other comprehensive loss, net of tax	$4,660	$4,759

The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter (in thousands):

Plan Year Ending December 31,	Expected Benefits to be Paid

2017	$1,134
2018	1,243
2019	1,094
2020	1,079
2021	1,114
2022 through 2026	5,697

The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Nineteen).

	Total	Level 1	Level 2	Level 3
2016
Cash and cash equivalents	$2,101	$2,101	$—	$—
Mutual funds/Investment funds	6,063	5,797	266	—
Common stocks	4,284	3,103	1,181	—
Mortgage-backed securities	514	—	514	—
U.S. Treasuries	971	—	971	—
Corporate bonds	1,597	—	1,597	—
Alternative investments**	1,587	972	—	—
Total	$17,117	$11,973	$4,529	$—
** Includes an investment of $615 that has not been categorized in the fair value hierarchy, as permitted by ASU No. 2015-07.

2015
Cash and cash equivalents	$1,441	$1,441	$—	$—
Mutual funds/Investment funds	5,617	5,473	144	—
Common stocks	5,082	3,880	1,202	—
Mortgage-backed securities	288	—	288	—
U.S. Treasuries	1,313	—	1,313	—
Corporate bonds	1,043	—	1,043	—
Alternative investments	2,651	607	1,371	673
Total	$17,435	$11,401	$5,361	$673

Horizon Defined Benefit Plan (Investment Strategy)

The Horizon Defined Benefit Plan is administered by the West Virginia Bankers Association (“WVBA”) and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

The overall investment return goal is to achieve a return greater than a blended mix of the S&P 500 and the Barclay's Capital Aggregate Bond Index, which is tailored to the same asset mix of the retirement plan assets, by 0.5% annualized after fees over a rolling five years moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, alternative investments, mutual funds, exchange-traded funds, managed separate accounts, investment partnerships and commingled funds. Prohibited investments include, but are not limited to, private placements, limited partnerships, venture capital investments, direct investment in private real estate properties and residual remics. Unless explicitly authorized by the Pension Committee, the use of leverage or speculative use of derivatives is prohibited unless as part of an alternative asset program or as means for real asset managers to hedge investment risk or replicate investment positions at a lower cost than would otherwise be created in a cash market. Managers using derivatives must have systems in place to rigorously analyze and monitor duration, liquidity and counter-party credit risk in order to minimize the risk associated with the use of derivatives. Prohibited transactions include, but are not limited to, short selling and margin transactions.

In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 15% of the cost and/or market value of the total retirement plan assets, and no more than 25% of the total retirement plan assets are to be invested in any one industry (other than securities of the U.S. government or agencies thereof). Exchange traded index funds are allowable investments and are not subject to these restrictions.

The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2016	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2016	2015

Equity securities	62.5%	35-88%	48%	51%
Fixed income securities	15.0%	10-40%	25%	20%
Cash and cash equivalents	2.5%	2-20%	15%	10%
Alternative investments	20.0%	0-25%	12%	19%
Total	100.0%		100%	100%

Community Defined Benefit Plan (Investment Strategy)

The Community Defined Benefit Plan is administered by the Virginia Bankers Association ("VBA") and all investment polices are established by the Board of Directors of the VBA Benefits Corporation. The investment goal is to provide asset allocation models with varying degrees of investment return and risk consistent with each bank's funding objectives and participant demographics. The Board of Directors shall at least annually review the overall investment program, and each investment alternative, to ensure the current investment mix will achieve the goals of the Plan and participating banks.

The performance goal for the investments of the Plan is to exceed the investment benchmarks over the most recent three and five year periods, while taking less risk than the market. Approved asset classes include equity securities, fixed income securities and cash equivalents.

The Plan's investment portfolio contains a mix of large-cap, mid-cap, small-cap and international equities and intermediate and short-term bonds. Allocations to the equity and fixed income asset classes may vary within a range of + or - 5% of the noted target, as detailed in the table below. The minimum and maximum allocations for each sub-asset class within the equity and fixed classes are equity to 50% and 150%, respectively, of its long-term strategy target allocation.

The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. During 2016, the Plan's investment portfolio allocation was changed from 25% equity securities/75% fixed income securities to 40% equity securities/60% fixed income securities. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2016	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2016	2015

Equity securities	40%	29%-51%	41%	25%
Fixed income securities	60%	42%-81%	59%	75%
	100%		100%	100%

Pentegra Defined Benefit Plan

In addition, the Company and its subsidiary participate in the Pentegra Defined Benefit Plan for Financial Institutions ("The Pentegra DB Plan"), a tax-qualified defined benefit pension plan. The Pentegra DB Plan's Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by a participating employer may be used to provide benefits to participants of other participating employers. The funded status as of July 1, 2016 (the latest available valuation report) was 101.26%. It is the policy of the Company to fund the normal cost of the Pentegra DB Plan on an annual basis.  Other than for normal plan expenses, no contributions were required for the years ended December 31, 2016, 2015 and 2014.  The benefits of the Pentegra DB Plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

Employment Contracts

The Company has entered into employment contracts with certain of its current executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than “Just Cause.” The cost of these benefits was previously accrued for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2016 and 2015 and is fully vested, and therefore no charge to operations was incurred for the years ended December 31, 2016 and December 31, 2015.

Other Post-Retirement Benefit Plans

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.3 million during 2016 and $0.2 million during 2015, and 2014, respectively. The liability for such agreements approximated $6.2 million and $6.5 million at December 31, 2016 and December 31, 2015, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.

To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $8.2 million and $8.0 million at December 31, 2016 and 2015, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.